Prepaid Expenses and Other Current Assets (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]
Prepaid insurance	$ 72,636	$ 61,519	$ 59,349
Prepaid fees and rent	158,022	192,658	28,202
Deposits and advances	702,403	409,604	563,436
Prepaid royalties	815,624	6,250
Other Current Assets	124,101	73,665	44,580
Prepaid Expense and Other Assets, Current	$ 1,872,786	$ 737,445	$ 695,567	$ 72,593	$ 398,743